SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	27,751,132	29,239,776	28,853,362	16,528,739
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	274,713	265,894	270,339	261,519
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	18,549,724	20,510,987	19,897,928	10,216,597
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	8,926,695	8,462,895	8,685,095	6,050,623